Stockholders' Equity and Stock-Based Compensation (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Beginning balance	599,069	550,567	528,556
Options granted	53,328
Options exercised	0	(1,900)	(47,171)
Options cancelled	(37,736)
Options forfeited	(53,864)
Ending balance	560,797	599,069	550,567
Options exercisable and vested	384,305
Weighted Average Exercise Price
Beginning balance	$ 94.50
Options granted	34.20
Options exercised	0.00
Options cancelled	68.88
Options forfeited	102.79
Ending balance	89.74	$ 94.50
Options exercisable and vested	105.80
Additional Disclosures
Weighted Average Grant Date Fair Value, Options granted	$ 16.65	$ 36.15	$ 37.80
Weighted Average Remaining Contractual Life, Beginning balance	6 years	6 years 8 months 12 days
Weighted Average Remaining Contractual Life, Ending balance	6 years	6 years 8 months 12 days
Weighted Average Remaining Contractual Life, Options exercisable and vested	5 years
Aggregate Intrinsic Value, Ending balance	$ 0
Aggregate Intrinsic Value, Options exercisable and vested	$ 0